--------------------------------------------------------------------------------
                                               WEITZ SERIES FUND, INC.

                                               FIXED INCOME PORTFOLIO

                                              GOVERNMENT MONEY MARKET
                                                     PORTFOLIO

                                                       ANNUAL

                                                       REPORT

                                                   MARCH 31, 1999

                                            ONE PACIFIC PLACE, SUITE 600
                                                1125 SOUTH 103 STREET
                                             OMAHA, NEBRASKA 68124-6008

                                                    402-391-1980
                                                    800-232-4161
                                                  402-391-2125 FAX

                               TABLE OF CONTENTS

FIXED INCOME PORTFOLIO
      Period Overview................................................................          2
      Schedule of Investments........................................................          6
      Financial Statements...........................................................          9

GOVERNMENT MONEY MARKET PORTFOLIO
      Period Overview................................................................         14
      Schedule of Investments........................................................         15
      Financial Statements...........................................................         16

Notes to Financial Statements........................................................         20

Shareholder Vote and Year 2000 Update................................................         24

Independent Auditor's Report.........................................................         25

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                          PERFORMANCE SINCE INCEPTION

A long-term perspective on our portfolio's performance is shown below. The table shows how an investment of $10,000 in the Fixed Income Portfolio at its inception would have grown over the years (after deducting all fees and expenses and assuming reinvestment of all dividends). The table also sets forth average annual total return data for the Fixed Income Portfolio for the one, five, and ten year periods ended March 31, 1999.

                  VALUE OF        VALUE OF         VALUE OF
                   INITIAL       CUMULATIVE       CUMULATIVE      TOTAL
                   $10,000      CAPITAL GAIN      REINVESTED    VALUE OF   ANNUAL RATE
 PERIOD ENDED    INVESTMENT     DISTRIBUTIONS      DIVIDENDS     SHARES     OF RETURN
---------------  -----------  -----------------  -------------  ---------  -----------

Dec. 23, 1988     $  10,000              --               --    $  10,000          --
Dec. 31, 1988         9,939              --               68       10,007          --
Dec. 31, 1989        10,020              --              900       10,920         9.1%
Dec. 31, 1990        10,232              12            1,661       11,905         9.0
Dec. 31, 1991        10,625              13            2,597       13,235        11.4
Dec. 31, 1992        10,557              13            3,396       13,966         5.5
Dec. 31, 1993        10,820              14            4,258       15,092         8.1
Dec. 31, 1994         9,961              13            4,763       14,737        -2.4
Dec. 31, 1995        10,847              14            6,199       17,060        15.8
Dec. 31, 1996        10,637              13            7,158       17,808         4.4
Dec. 31, 1997        10,916              14            8,419       19,349         8.6
Dec. 31, 1998        10,989              14            9,653       20,656         6.8
Mar. 31, 1999        11,065              14            9,720       20,799         0.7+

The portfolio's average annual total return for the one, five and ten year periods ended March 31, 1999, was 5.7%, 7.0% and 7.4%, respectively. These returns assume redemption at the end of each period and reinvestment of dividends.

Since inception, the total amount of capital gains distributions reinvested in shares was $13, and the total amount of income distributions reinvested was $9,273. This information represents past performance of the portfolio and is not indicative of future performance. The investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Additional information is available from the Weitz Funds at the address listed on the front cover.

+ Return is for the period 1/1/99 through 3/31/99

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO

The chart below depicts the change in the value of a $25,000 investment for the period March 31, 1989, through March 31, 1999, as compared with the growth of the Lehman Brothers Intermediate Government/Corporate Index during the same period. The Lehman Brothers Intermediate Government/ Corporate Index is a total return performance benchmark consisting of government securities and publicly issued corporate debt issued with maturities from one to ten years and rated at least BBB by Standard & Poors or Baa by Moodys Investor Service. The information assumes reinvestment of dividends and capital gains distributions. A $25,000 investment in the Fixed Income Portfolio on March 31, 1989, would have been valued at $51,254 on March 31, 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              FIXED INCOME PORTFOLIO          LEHMAN BOND INDEX
Mar-89                           $25,000                    $25,000
Apr-89                           $25,255                    $25,500
May-89                           $25,541                    $26,005
Jun-89                           $25,865                    $26,660
Jul-89                           $26,133                    $27,206
Aug-89                           $26,176                    $26,855
Sep-89                           $26,318                    $26,982
Oct-89                           $26,522                    $27,554
Nov-89                           $26,760                    $27,815
Dec-89                           $26,867                    $27,893
Jan-90                           $27,025                    $27,715
Feb-90                           $27,139                    $27,818
Mar-90                           $27,221                    $27,854
Apr-90                           $27,219                    $27,757
May-90                           $27,634                    $28,367
Jun-90                           $27,864                    $28,747
Jul-90                           $28,166                    $29,147
Aug-90                           $28,280                    $29,027
Sep-90                           $28,538                    $29,251
Oct-90                           $28,750                    $29,590
Nov-90                           $29,055                    $30,039
Dec-90                           $29,289                    $30,451
Jan-91                           $29,738                    $30,761
Feb-91                           $29,851                    $31,007
Mar-91                           $30,043                    $31,218
Apr-91                           $30,351                    $31,558
May-91                           $30,527                    $31,751
Jun-91                           $30,489                    $31,774
Jul-91                           $30,804                    $32,130
Aug-91                           $31,301                    $32,744
Sep-91                           $31,600                    $33,307
Oct-91                           $31,829                    $33,686
Nov-91                           $32,168                    $34,074
Dec-91                           $32,615                    $34,905
Jan-92                           $32,467                    $34,587
Feb-92                           $32,548                    $34,722
Mar-92                           $32,630                    $34,587
Apr-92                           $32,909                    $34,891
May-92                           $33,193                    $35,432
Jun-92                           $33,548                    $35,957
Jul-92                           $33,854                    $36,672
Aug-92                           $34,047                    $37,039
Sep-92                           $34,469                    $37,543
Oct-92                           $33,995                    $37,055
Nov-92                           $33,960                    $36,914
Dec-92                           $34,418                    $37,409
Jan-93                           $35,000                    $38,135
Feb-93                           $35,530                    $38,737
Mar-93                           $35,697                    $38,892
Apr-93                           $35,914                    $39,203
May-93                           $35,875                    $39,117
Jun-93                           $36,465                    $39,730
Jul-93                           $36,572                    $39,828
Aug-93                           $37,107                    $40,459
Sep-93                           $37,253                    $40,627
Oct-93                           $37,326                    $40,736
Nov-93                           $37,038                    $40,509
Dec-93                           $37,191                    $40,694
Jan-94                           $37,595                    $41,146
Feb-94                           $37,083                    $40,538
Mar-94                           $36,527                    $39,869
Apr-94                           $36,325                    $39,598
May-94                           $36,352                    $39,624
Jun-94                           $36,187                    $39,630
Jul-94                           $36,740                    $40,200
Aug-94                           $36,865                    $40,326
Sep-94                           $36,360                    $39,955
Oct-94                           $36,245                    $39,949
Nov-94                           $36,115                    $39,768
Dec-94                           $36,313                    $39,909
Jan-95                           $37,010                    $40,581
Feb-95                           $37,927                    $41,423
Mar-95                           $38,132                    $41,659
Apr-95                           $38,539                    $42,174
May-95                           $39,731                    $43,449
Jun-95                           $40,045                    $43,741
Jul-95                           $39,953                    $43,747
Aug-95                           $40,410                    $44,145
Sep-95                           $40,688                    $44,465
Oct-95                           $41,106                    $44,960
Nov-95                           $41,596                    $45,551
Dec-95                           $42,039                    $46,029
Jan-96                           $42,348                    $46,426
Feb-96                           $41,829                    $45,880
Mar-96                           $41,653                    $45,644
Apr-96                           $41,384                    $45,483
May-96                           $41,334                    $45,448
Jun-96                           $41,819                    $45,931
Jul-96                           $41,973                    $46,068
Aug-96                           $41,934                    $46,104
Sep-96                           $42,643                    $46,746
Oct-96                           $43,529                    $47,573
Nov-96                           $44,282                    $48,200
Dec-96                           $43,886                    $47,891
Jan-97                           $44,004                    $48,077
Feb-97                           $44,134                    $48,169
Mar-97                           $43,813                    $47,837
Apr-97                           $44,347                    $48,399
May-97                           $44,693                    $48,800
Jun-97                           $45,204                    $49,306
Jul-97                           $46,275                    $50,248
Aug-97                           $45,940                    $49,995
Sep-97                           $46,601                    $50,577
Oct-97                           $47,177                    $51,137
Nov-97                           $47,296                    $51,250
Dec-97                           $47,680                    $51,659
Jan-98                           $48,283                    $52,336
Feb-98                           $48,261                    $52,296
Mar-98                           $48,511                    $52,464
Apr-98                           $48,728                    $52,727
May-98                           $49,082                    $53,114
Jun-98                           $49,366                    $53,454
Jul-98                           $49,549                    $53,642
Aug-98                           $50,200                    $54,485
Sep-98                           $50,754                    $55,853
Oct-98                           $50,533                    $55,798
Nov-98                           $50,785                    $55,794
Dec-98                           $50,902                    $56,018
Jan-99                           $51,331                    $56,326
Feb-99                           $50,934                    $55,498
Mar-99                           $51,254                    $55,912

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                           SINCE INCEPTION
                                                  1-YEAR       5-YEARS     (DEC. 23, 1988)
                                                -----------  -----------  -----------------
FIXED INCOME PORTFOLIO........................         5.7%         7.0%            7.4%
Lehman Brothers Intermediate/Corporate
Index.........................................         6.6%         7.0%            8.3%

This information represents past performance of the Fixed Income Portfolio and is not indicative of future performance. The investment return and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                         MARCH 31, 1999 - ANNUAL REPORT

                                                                   April 7, 1999

Dear Fellow Shareholder:

      The Fixed Income Portfolio's total return for the first quarter of 1999 was .7%, which consisted of +1.5% from net interest income (after deducting fees and expenses) and -.8% from (unrealized) depreciation of our bonds. The table below summarizes total return data for our fund as well as the average intermediate-term, investment grade fixed income fund.

                                                                           1 YEAR       5 YEARS
                                                                         -----------  -----------
FIXED INCOME PORTFOLIO                                                          5.7%         7.0%
Average Intermediate Investment
  Grade Fixed Income Fund*                                                      5.2%         6.9%

*Source: Lipper Analytical Services

OVERVIEW

      Interest rates moved higher in the first quarter as a number of events caused investors to reassess their economic assumptions. Highlights included:
   - Firming oil and commodity prices sparked in part by an agreement by OPEC nations to curtail production;
   - Signs of improvement in the manufacturing sector of the economy after a yearlong slide;
   - Continued labor market tightness that culminated in the lowest unemployment reading since 1970;
   - Evidence that some of the countries hardest hit by economic turmoil over the last year were on the mend, leading to global inflation worries;
   - Further buoyancy in the equity markets as most major stock market indexes reached new highs.

      We believe that inflation worries may be misplaced. Consumer prices have risen less than 2% over the last 12 months and while oil has risen 40% so far this year, it is still only at last October's level. Federal Reserve officials themselves have helped to lower inflationary expectations (which are an important determinant of interest rates). Alan Greenspan, in semi-annual testimony before Congress, suggested that recent experience seems to suggest that the economy MAY have become less inflation prone than in the past. And another Fed official said that the tight labor markets may actually be helping to hold down inflation by forcing companies to become more efficient, exactly the opposite of the traditional view that tight labor markets tend to accelerate inflation.

      The Fed's own questioning of the historical relationship between growth and inflation reaffirms our conviction that predicting the near-term direction of interest rates is difficult at best. Therefore we remain focused on managing our portfolio so that success does not DEPEND on a correct interest rate bet. By investing in high quality, short to intermediate-term bonds and a few selected preferred stock issues, we expect to earn reasonable returns over time.

      The following table shows a profile of our portfolio as of March 31:

Average Maturity                                                6.8 years
Average Duration                                                3.2 years
Average Coupon                                                  6.9%
30-Day SEC Yield                                                5.5%
Average Rating                                                  AA

SHAREHOLDER INFORMATION MEETING -- MAY 26

      Please plan to join us on Wednesday, May 26 for our Shareholder Information Meeting at 4:30 p.m. at the Omaha Marriott. There will be no formal business to conduct, so we will be able to spend the entire time discussing investments. Because of the number of new shareholders, we do not know how many people to expect, so PLEASE send back the reply card which came with your newsletter or call our receptionist to let us know you are coming (no need to do both, or we'll have a very large, half-empty room).

      If you have any questions about any of our investments or strategy, please feel free to call.

Best Regards,

/S/ WALLACE R. WEITZ                      /S/ THOMAS CARNEY

Wallace R. Weitz                          Thomas D. Carney
President, Portfolio Manager              Portfolio Manager

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 1999

 RATING*   FACE AMOUNT                                                                     COST          VALUE
---------  ------------                                                                ------------   ------------
                         CORPORATE BONDS -- 22.0%
A          $    500,000  Lehman Brothers Holdings Notes 7.625% 7/15/99                 $    500,024   $    502,752
A               500,000  Salomon, Inc. Sr. Notes 7.125% 8/01/99                             500,000        502,971
A               500,000  Phillip Morris Notes 7.125% 8/15/02                                500,000        518,043
BBB             500,000  Tenneco, Inc. Notes 8.075% 10/01/02                                498,869        525,467
                750,000  Superior Financial Corp. Sr. Notes 8.65% 4/01/03                   750,000        748,072
A+               48,000  Homeside, Inc. 11.25% 5/15/03                                       48,000         55,440
Ba3             500,000  USA Networks, Inc. 7.0% 7/01/03                                    488,273        495,625
                250,000  Local Financial Corp. 11.0% 9/08/04                                250,000        258,750
BBB           1,000,000  ConAgra, Inc. Sub. Notes 7.4% 9/15/04                            1,000,000      1,057,138
BB-             750,000  Century Communications Sr. Notes 9.5% 3/1/05                       801,952        808,125
A               600,000  General Motors Acceptance Corp. Debs. 6.625% 10/15/05              597,606        616,599
BBB-            375,000  CalEnergy Sr. Notes 9.5% 9/15/06                                   402,485        410,625
BBB             500,000  Harcourt General 6.5% 5/15/11                                      485,540        472,500
AA-           1,000,000  Merrill Lynch 7.15% 7/30/12                                      1,000,000      1,019,060
AAA               1,000  Berkshire Hathaway, Inc. Debs. 9.75% 1/15/18                         1,044          1,073
                                                                                       ------------   ------------
                                 Total Corporate Bonds                                    7,823,793      7,992,240
                                                                                       ------------   ------------

                         MORTGAGE-BACKED SECURITIES -- 22.3%
AAA              15,032  Fannie Mae 11.0% 1/01/01 (Avg. Life 0.8 years)                      15,187         15,539
AAA              36,054  Freddie Mac 9.5% 9/01/03 (Avg. Life 1.7 years)                      36,054         37,770
AAA             500,000  Fannie Mae REMIC Planned Amortization Class 7.5% 4/25/19
                          (Avg. Life 1.8 years)                                             496,008        508,630
AAA             500,000  Fannie Mae REMIC Planned Amortization Class 6.5% 10/25/18
                          (Avg. Life 2.4 years)                                             486,769        502,958
AAA           1,000,000  Freddie Mac REMIC Planned Amortization Class 7.0% 8/15/20
                          (Avg. Life 2.7 years)                                           1,003,485      1,016,097
AAA             500,000  Freddie Mac REMIC Planned Amortization Class 6.65% 9/15/21
                          (Avg. Life 3.2 years)                                             490,930        505,982
AAA           1,000,000  Freddie Mac REMIC Planned Amortization Class 6.75% 12/15/21
                          (Avg. Life 4.1 years)                                             992,271      1,004,373
AAA           1,000,000  Freddie Mac REMIC Planned Amortization Class 7.0% 4/15/21
                          (Avg. Life 4.3 years)                                             976,886      1,021,792
AAA             500,000  Freddie Mac REMIC Planned Amortization Class 7.0% 7/15/21
                          (Avg. Life 4.7 years)                                             495,606        506,391

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

 RATING*   FACE AMOUNT                                                                     COST          VALUE
---------  ------------                                                                ------------   ------------
                         MORTGAGE-BACKED SECURITIES -- (CONTINUED)
AAA        $  1,000,000  Freddie Mac REMIC Planned Amortization Class 7.0% 8/15/21
                          (Avg. Life 4.8 years)                                        $  1,019,270   $  1,023,038
AAA           1,000,000  Freddie Mac REMIC Planned Amortization Class 7.0% 9/15/09
                          (Avg. Life 5.1 years)                                           1,003,577      1,022,146
AAA             936,274  Fannie Mae 6.5% 6/01/18 (Avg. Life 5.8 years)                      935,156        936,480
                                                                                       ------------   ------------
                                 Total Mortgage-Backed Securities                         7,951,199      8,101,196
                                                                                       ------------   ------------

                         TAXABLE MUNICIPAL BONDS -- 3.3%
AAA             325,000  Baltimore Maryland 7.25% 10/15/05                                  329,135        346,522
AAA             500,000  Stratford Connecticut 6.55% 2/15/13                                500,000        507,340
AAA             120,000  Oklahoma Hsg. Fin. Auth. 8.7% 9/01/13                              120,000        120,600
AAA             220,000  Oklahoma Hsg. Fin. Auth. 7.3% 12/01/14                             220,000        221,100
                                                                                       ------------   ------------
                                 Total Taxable Municipal Bonds                            1,169,135      1,195,562
                                                                                       ------------   ------------

                         U.S. GOVERNMENT AND AGENCY
                          SECURITIES -- 40.5%
AAA           2,000,000  Fannie Mae 5.75% 4/15/03                                         1,994,332      2,019,430
AAA           1,000,000  Federal Home Loan Bank 5.125% 9/15/03                            1,000,000        984,104
AAA           2,500,000  Fannie Mae 7.55% 6/10/04                                         2,500,000      2,512,497
AAA             100,000  U.S. Treasury Note 8.25% 5/15/05                                   103,184        103,219
AAA           1,000,000  Freddie Mac 7.09% 6/01/05                                        1,000,866      1,016,985
AAA           1,000,000  Fannie Mae 7.27% 8/24/05                                         1,000,553      1,024,592
AAA           2,000,000  Federal Home Loan Bank 6.04% 9/08/05                             2,000,000      1,989,768
AAA             500,000  Federal Home Loan Bank 6.44% 11/28/05                              500,521        520,900
AAA             500,000  Freddie Mac 6.407% 2/22/06                                         497,413        502,492
AAA           1,000,000  Fannie Mae 7.15% 10/11/06                                          988,260      1,029,505
AAA           1,000,000  Fannie Mae 6.56% 11/26/07                                        1,000,000      1,012,712
AAA           1,000,000  Fannie Mae 6.50% 3/19/08                                           992,547        999,252
AAA           1,000,000  Freddie Mac 6.41% 7/15/13                                        1,015,292        986,766
                                                                                       ------------   ------------
                                 Total U.S. Government and Agency Securities             14,592,968     14,702,222
                                                                                       ------------   ------------

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                SCHEDULE OF INVESTMENTS IN SECURITIES, CONTINUED

 RATING*    SHARES                                                          COST          VALUE
---------  ---------                                                    ------------   ------------
                      COMMON STOCKS -- 0.6%
              46,500  Hanover Capital Mortgage Holdings, Inc.           $    422,645   $    206,344
                                                                        ------------   ------------

                      CONVERTIBLE PREFERRED STOCKS -- 2.1%
              26,100  Redwood Trust, Inc. 9.74% Pfd. Class B                 687,674        771,581
                                                                        ------------   ------------

                      NON-CONVERTIBLE PREFERRED STOCKS -- 0.7%
Caa            5,000  Crown American Realty Trust 11.0% Pfd. Series A        222,500        240,000
                                                                        ------------   ------------


             FACE
            AMOUNT
           ---------
                      SHORT-TERM SECURITIES -- 7.2%
           $2,631,527 Norwest U.S. Government Money Market Fund            2,631,527      2,631,527
                                                                        ------------   ------------
                              Total Investments in Securities           $ 35,501,441     35,840,672
                                                                        ------------   ------------
                                                                        ------------
                      Other Assets Less Liabilities -- 1.3%                                 473,619
                                                                                       ------------
                              Total Net Assets -- 100%                                 $ 36,314,291
                                                                                       ------------
                                                                                       ------------
                              Net Asset Value Per Share                                $     11.222
                                                                                       ------------
                                                                                       ------------

*Ratings are unaudited.

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999

Assets:
    Investment in securities at value (cost $35,501,441)                          $ 35,840,672
    Cash                                                                                10,141
    Accrued interest and dividends receivable                                          490,800
                                                                                  ------------
            Total assets                                                            36,341,613
                                                                                  ------------

Liabilities:
    Due to adviser                                                                      15,410
    Other expenses                                                                      11,912
                                                                                  ------------
            Total liabilities                                                           27,322
                                                                                  ------------

Net assets applicable to outstanding capital stock                                $ 36,314,291
                                                                                  ------------
                                                                                  ------------

Net assets represented by:
    Capital stock outstanding, at par (note 4)                                           3,236
    Additional paid-in capital                                                      35,807,957
    Accumulated undistributed net investment income                                    515,750
    Accumulated net realized (loss)                                                   (351,883)
    Net unrealized appreciation of investments (note 5)                                339,231
                                                                                  ------------

            Total representing net assets applicable to shares outstanding        $ 36,314,291
                                                                                  ------------
                                                                                  ------------

Net asset value per share of outstanding capital stock
 (3,236,004 shares outstanding)                                                   $     11.222
                                                                                  ------------
                                                                                  ------------

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                            STATEMENT OF OPERATIONS
                           YEAR ENDED MARCH 31, 1999

Investment income:
    Dividends                                                                                  $    44,659
    Interest                                                                                     2,343,634
                                                                                               -----------
            Total investment income                                                              2,388,293
                                                                                               -----------

Expenses (note 3):
    Investment advisory fee                                                       $   179,033
    Administrative fee                                                                 77,853
    Directors fees                                                                        721
    Other expenses                                                                     49,873
                                                                                  -----------
    Total expenses                                                                                 307,480
    Less administrative fee waived by investment adviser                                           (38,930)
                                                                                               -----------
            Net expenses                                                                           268,550
                                                                                               -----------

            Net investment income                                                                2,119,743
                                                                                               -----------

Realized and unrealized gain (loss) on investments:
    Net realized gain on investments                                                                47,697
    Net unrealized depreciation of investments                                                    (230,752)
                                                                                               -----------

            Net realized and unrealized gain (loss) on investments                                (183,055)
                                                                                               -----------
            Net increase in net assets resulting from operations                               $ 1,936,688
                                                                                               -----------
                                                                                               -----------

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          YEAR ENDED MARCH 31,
                                                                                          1999           1998
                                                                                      -------------  -------------
Increase (decrease) in net assets:
    From operations:
        Net investment income                                                         $   2,119,743  $   1,614,327
        Net realized gain                                                                    47,697         59,909
        Net unrealized appreciation (depreciation)                                         (230,752)       892,110
                                                                                      -------------  -------------

            Net increase in net assets resulting from operations                          1,936,688      2,566,346
                                                                                      -------------  -------------

    Distributions to shareholders from:
        Net investment income                                                            (2,051,550)    (1,462,725)
                                                                                      -------------  -------------
            Total distributions                                                          (2,051,550)    (1,462,725)
                                                                                      -------------  -------------

    Capital share transactions (note 4):
        Proceeds from sales                                                              21,496,314     12,009,972
        Payments for redemptions                                                        (17,256,576)    (6,457,068)
        Reinvestment of distributions                                                     1,854,988      1,328,862
                                                                                      -------------  -------------
            Total increase from capital share transactions                                6,094,726      6,881,766
                                                                                      -------------  -------------

            Total increase in net assets                                                  5,979,864      7,985,387
                                                                                      -------------  -------------

Net assets:
    Beginning of period                                                                  30,334,427     22,349,040
                                                                                      -------------  -------------

    End of period                                                                     $  36,314,291  $  30,334,427
                                                                                      -------------  -------------
                                                                                      -------------  -------------

                See accompanying notes to financial statements.

               WEITZ SERIES FUND, INC. -- FIXED INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS

The following financial information provides selected data for a share of the Fixed Income Portfolio outstanding throughout the periods indicated.

                                                                                   YEAR ENDED MARCH 31,
                                                                        -------------------------------------------
                                                                         1999     1998     1997     1996     1995
                                                                        -------  -------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 11.26  $ 10.77  $ 10.90  $ 10.61  $ 10.78
                                                                        -------  -------  -------  -------  -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                    0.66     0.65     0.66     0.65     0.67
  Net gains or losses on securities (realized and unrealized)             (0.04)    0.47    (0.11)    0.31    (0.23)
                                                                        -------  -------  -------  -------  -------
  Total from investment operations                                         0.62     1.12     0.55     0.96     0.44
                                                                        -------  -------  -------  -------  -------

LESS DISTRIBUTIONS:
  Dividends from net investment income                                    (0.66)   (0.63)   (0.68)   (0.67)   (0.61)
  Distributions from realized gains                                          --       --       --       --       --
                                                                        -------  -------  -------  -------  -------
  Total distributions                                                     (0.66)   (0.63)   (0.68)   (0.67)   (0.61)
                                                                        -------  -------  -------  -------  -------

NET ASSET VALUE, END OF PERIOD                                          $ 11.22  $ 11.26  $ 10.77  $ 10.90  $ 10.61
                                                                        -------  -------  -------  -------  -------
                                                                        -------  -------  -------  -------  -------

TOTAL RETURN                                                               5.7%    10.7%     5.2%     9.2%     4.4%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ($000)                                        $36,314  $30,334  $22,349  $16,901  $11,824

Ratio of net expenses to average net assets+                              0.75%    0.75%    0.75%    0.75%    0.75%

Ratio of net investment income to average net assets                      5.91%    6.18%    6.30%    6.18%    6.16%

Portfolio turnover rate                                                     26%      21%      24%      28%      49%

+ Absent voluntary waivers, the expense ratio would have been 0.86%, 0.91%, 0.93% and 0.95% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.

                See accompanying notes to financial statements.

                 (This page has been left blank intentionally.)

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                         MARCH 31, 1999 - ANNUAL REPORT

                                                                   April 7, 1999

Dear Shareholder:

      Short-term interest rates were mostly unchanged during the first quarter as was the yield on our Government Money Market Portfolio. As of March 31, our average 7-day and 30-day effective yields were 4.2% and 4.1%, respectively.

      As usual this letter is short as there is very little to report in a quarterly letter from a money market fund invested in short-term government securities. It is impossible to predict what our fund will yield over the next year, but since the maturities of its securities are short, we will constantly be reinvesting at new rates, and the yield will continue to reflect the interest rates on short-term Treasuries.

      If you have any question about the mechanics of the fund or our investment strategy, please feel free to call.

        Best Regards,

        /S/ WALLACE R. WEITZ              /S/ THOMAS CARNEY

        Wallace R. Weitz                  Thomas D. Carney
        President, Portfolio Manager      Portfolio Manager

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 MARCH 31, 1999

 RATING    FACE AMOUNT                                                                                    VALUE
---------  ------------                                                                                ------------
                         U.S. GOVERNMENT AND AGENCY SECURITIES -- 90.6%*
   AAA     $  3,200,000  Federal Farm Credit Bank Discount Note 4.828% 4/16/99                         $  3,193,693
   AAA        3,500,000  Federal Farm Credit Bank Discount Note 4.748% 4/19/99                            3,491,985
   AAA        1,000,000  Federal Farm Credit Bank Discount Note 4.739% 4/26/99                              996,792
   AAA       13,000,000  Federal Home Loan Bank Discount Corp. Note 4.798% 4/30/99                       12,950,990
   AAA        9,500,000  US Treasury Bill 4.484% 6/10/99                                                  9,419,372
                                                                                                       ------------
                           Total U.S. Government and Agency Securities                                   30,052,832
                                                                                                       ------------
                         SHORT-TERM SECURITIES -- 9.0%
              2,972,436  Norwest Treasury Money Market Fund, 4.236%                                       2,972,436
                                                                                                       ------------
                           Total Investments in Securities (Cost $33,025,268)**                          33,025,268
                                                                                                       ------------
                         Other Assets Less Liabilities -- 0.4%                                              131,735
                                                                                                       ------------
                           Total Net Assets -- 100%                                                    $ 33,157,003
                                                                                                       ------------
                                                                                                       ------------

* Interest rates presented for treasury bills and discount notes are based upon yield to maturity rate(s) at date(s) of purchase.
**Cost is the same for Federal income tax purposes.

                See accompanying notes to financial statements.

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999

Assets:
    Investment in securities at amortized cost, which approximates value          $ 33,025,268
    Cash                                                                               258,940
    Accrued interest                                                                     2,980
                                                                                  ------------
            Total assets                                                            33,287,188
                                                                                  ------------

Liabilities:
    Due to adviser                                                                       6,958
    Distributions payable                                                              112,087
    Other expenses                                                                      11,140
                                                                                  ------------
            Total liabilities                                                          130,185
                                                                                  ------------

Net assets applicable to outstanding capital stock                                $ 33,157,003
                                                                                  ------------
                                                                                  ------------

Net assets represented by:
    Capital stock outstanding, at par (note 4)                                          33,157
    Additional paid-in capital                                                      33,123,846
                                                                                  ------------
            Total representing net assets applicable to shares outstanding        $ 33,157,003
                                                                                  ------------
                                                                                  ------------

Net asset value per share of outstanding
 capital stock (33,157,003 shares outstanding)                                    $      1.000
                                                                                  ------------
                                                                                  ------------

                See accompanying notes to financial statements.

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
                           YEAR ENDED MARCH 31, 1999

Investment income:
    Interest                                                                                   $   962,646
                                                                                               -----------
            Total investment income                                                                962,646
                                                                                               -----------

Expenses (note 3):
    Investment advisory fee                                                       $    96,481
    Administrative fee                                                                 43,663
    Registration expenses                                                              36,366
    Audit fees                                                                         14,347
    Directors fees                                                                        304
    Other expenses                                                                      9,024
                                                                                  -----------
    Total expenses                                                                                 200,185
    Less advisory and administrative fees waived and other
     expenses assumed by investment adviser                                                       (103,704)
                                                                                               -----------
            Net expenses                                                                            96,481
                                                                                               -----------

            Net investment income                                                                  866,165

Realized gain on investments                                                                        13,754
                                                                                               -----------
            Net increase in net assets resulting from operations                               $   879,919
                                                                                               -----------
                                                                                               -----------

                See accompanying notes to financial statements.

                            WEITZ SERIES FUND, INC.
                       GOVERNMENT MONEY MARKET PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         YEAR ENDED MARCH 31,
                                                                                         1999            1998
                                                                                    --------------  --------------

Increase (decrease) in net assets:
    From operations:
        Net investment income                                                       $      866,165  $      415,115
        Net realized gain                                                                   13,754              --
                                                                                    --------------  --------------
            Net increase in net assets resulting from operations                           879,919         415,115
                                                                                    --------------  --------------

Distributions to shareholders from:
      Net investment income                                                               (866,165)       (415,115)
      Net realized gain                                                                    (13,754)             --
                                                                                    --------------  --------------
        Total distributions                                                               (879,919)       (415,115)
                                                                                    --------------  --------------

Capital share transactions, at $1.00 per share (note 4):
      Proceeds from sales                                                              115,827,219      16,478,253
      Payments for redemptions                                                         (91,793,527)    (14,371,953)
      Reinvestment of distributions                                                        793,390         403,683
                                                                                    --------------  --------------
        Total increase from capital share transactions                                  24,827,082       2,509,983
                                                                                    --------------  --------------
        Total increase in net assets                                                    24,827,082       2,509,983
                                                                                    --------------  --------------

Net assets:
    Beginning of period                                                                  8,329,921       5,819,938
                                                                                    --------------  --------------

    End of period                                                                   $   33,157,003  $    8,329,921
                                                                                    --------------  --------------
                                                                                    --------------  --------------

                See accompanying notes to financial statements.

          WEITZ SERIES FUND, INC. -- GOVERNMENT MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

The following financial information provides selected data for a share of the Government Money Portfolio outstanding throughout the periods indicated.

                                                        YEAR ENDED MARCH 31,
                                          ------------------------------------------------
                                            1999      1998      1997      1996      1995
                                          --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          --------  --------  --------  --------  --------

INCOME FROM INVESTMENT OPERATIONS:

  Net investment income                       0.05      0.05      0.05      0.05      0.04
                                          --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.05)    (0.05)    (0.05)    (0.05)    (0.04)
                                          --------  --------  --------  --------  --------

NET ASSET VALUE, END OF PERIOD            $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          --------  --------  --------  --------  --------
                                          --------  --------  --------  --------  --------

TOTAL RETURN                                  4.7%      5.1%      4.8%      5.2%      4.2%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ($000)          $ 33,157  $  8,330  $  5,820  $  4,142  $  2,669
Ratio of net expenses to average net
 assets+                                     0.50%     0.50%     0.50%     0.50%     0.50%
Ratio of net investment income to
 average net assets                          4.47%     4.95%     4.71%     4.95%     4.18%

+ Absent voluntary waivers, the expense ratio would have been 1.03%, 1.12%, 1.15% and 1.14% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.

                See accompanying notes to financial statements.

                            WEITZ SERIES FUND, INC.
                             FIXED INCOME PORTFOLIO
                       GOVERNMENT MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1999

(1) ORGANIZATION

    Weitz Series Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At March 31, 1999, the Fund had four series in operation: the Fixed Income Portfolio, the Government Money Market Portfolio, the Value Portfolio, and the Hickory Portfolio. The accompanying financial statements present the financial position and results of operations of the Fixed Income and the Government Money Market Portfolios (the "Portfolios").

    The Fixed Income Portfolio's investment objective is high current income consistent with preservation of capital.

    The Government Money Market Portfolio's investment objective is current income consistent with the preservation of capital and maintenance of liquidity. The Government Money Market Portfolio invests principally in debt obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities and repurchase agreements thereon with maturities not exceeding one year.

(2) SIGNIFICANT ACCOUNTING POLICIES

    The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

   (a) VALUATION OF INVESTMENTS

       FIXED INCOME PORTFOLIO
       Investment securities are carried at market determined using the following valuation methods:

          - Securities traded on a national or regional securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and asked prices.

          - Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

          - The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

          - The value of securities for which market quotations are not readily available, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Fund's Board of Directors.

       GOVERNMENT MONEY MARKET PORTFOLIO
       Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors. This method of valuation is used consistently throughout the industry by money market funds wishing to maintain a constant net asset value per share.

   (b) FEDERAL INCOME TAXES

       Since the Portfolios' policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

       Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fixed Income Portfolio.

   (c) SECURITY TRANSACTIONS

       Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains or losses are determined by specifically identifying the security sold.

       With respect to the Fixed Income Portfolio, income dividends and distributions to shareholders are recorded on the ex-dividend date. Interest, including amortization of discount and premium, is accrued as earned. With respect to the Government Money Market Portfolio, in computing net investment income, the portfolio amortizes premiums and discounts and accrues interest income daily.

   (d) DIVIDEND POLICY

       The Fixed Income Portfolio will declare and distribute income dividends and capital gains distributions as may be required to qualify as a regulated investment company under the Internal Revenue Code.

       Generally, the Fixed Income Portfolio pays income dividends on a quarterly basis. All dividends and distributions will be reinvested automatically unless the shareholder elects otherwise.

       The Government Money Market Portfolio will declare dividends daily and pay dividends monthly.

   (e) USE OF ESTIMATES

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results may differ from those estimates.

(3) RELATED PARTY TRANSACTIONS

    The Fund and Portfolios have retained Wallace R. Weitz & Company (the "Adviser") as their investment adviser. In addition, the Fund has an agreement with Weitz Securities, Inc. to act as distributor for the Portfolios' shares. Certain officers and directors of the Fund are also officers and directors of the Adviser and Weitz Securities, Inc.

    Under the terms of a management and investment advisory agreement, the Adviser receives a management fee equal to 1/2% per annum of the Portfolios' average daily net asset value. The Adviser has agreed to reimburse each Portfolio up to the amount of advisory fees paid to the extent that total expenses exceed 1% of the respective Portfolio's average annual daily net asset value.

    For the year ended March 31, 1999, the Adviser waived investment advisory fees of 1/4% per annum of the Government Money Market Portfolio's average daily net asset value.

    Under the terms of an administration agreement, certain services are being provided including the transfer of shares, disbursement of dividends, fund accounting and related administrative services of the Fund for which the Adviser is being paid a monthly fee. During the year ended March 31, 1999, the fee was calculated as follows:

                                                                AVERAGE ANNUAL RATE
                                                          ON PORTFOLIO'S DAILY NET ASSETS    WAIVED
                                                          -------------------------------  -----------
    Fixed Income Portfolio                                                 .22%                   .11%

    Government Money Market Portfolio                                      .22%                   .22%

    The total investment advisory and administrative fees waived and other expenses assumed by the Adviser are set forth in each Portfolio's Statement of Operations.

    Weitz Securities, Inc. as distributor, received no compensation for distribution of shares of the Portfolios.

(4) CAPITAL STOCK

    The Fund is authorized to issue a total of five billion shares of common stock in series with a par value of $.001 per share. Ten million of these shares have been authorized by the Board of Directors to be issued in the series designated Fixed Income Portfolio and 100 million of these shares have been authorized to be issued in the series designated Government Money Market Portfolio. The Board of Directors may authorize additional shares in other series of the Fund's shares without shareholder approval. Each share of stock will have a pro rata interest in the assets of the portfolio to which the stock of that series relates and will have no interest in the assets of any other series.

    Transactions in the capital stock of the Fixed Income Portfolio are summarized as follows:

                                                                               YEAR ENDED MARCH 31,
                                                                                1999         1998
                                                                             -----------  -----------
Transactions in shares:
  Shares issued............................................................    1,910,572    1,080,177
  Shares redeemed..........................................................   (1,533,634)    (583,294)
  Reinvested dividends.....................................................      166,030      121,126
                                                                             -----------  -----------
    Net increase...........................................................      542,968      618,009
                                                                             -----------  -----------
                                                                             -----------  -----------

(5) SECURITIES TRANSACTIONS

    FIXED INCOME PORTFOLIO
    Purchases and proceeds from maturities or sales of investment securities of the Fixed Income Portfolio, other than short-term securities, aggregated $14,211,478 and $8,523,551, respectively. The cost of investments is the same for financial reporting and Federal income tax purposes. At March 31, 1999, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, were $628,610 and $289,379, respectively.

    For Federal income tax purposes, the Fixed Income Portfolio has realized capital loss carryforwards of $351,883 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: March 31, 2004 -- $337,251 and March 31, 2005 -- $14,632.

                            WEITZ SERIES FUND, INC.
                           FIXED INCOME PORTFOLIO AND
                       GOVERNMENT MONEY MARKET PORTFOLIO

                                SHAREHOLDER VOTE

      On October 6, 1998, a special meeting of the shareholders of Weitz Series Fund, Inc. (The "Fund"), consisting of the Fixed Income Portfolio, the Government Money Market Portfolio, Value Portfolio and the Hickory Portfolio was held at which the following proposal was approved by the shareholders:

      PROPOSAL 1: AMENDMENT OF ARTICLE 5 OF THE FUND'S ARTICLES OF INCORPORATION

    FOR       AGAINST/WITHHELD  ABSTAIN/BROKER NON-VOTES
------------  ----------------  ------------------------
28,480,468        1,035,425               536,225

                    ----------------------------------------

                                YEAR 2000 UPDATE

      Wallace R. Weitz & Company ("Weitz"), investment adviser and administrator for the Weitz Funds has developed a plan to address whether its systems will operate correctly after December 31, 1999. The plan has been reviewed by Weitz's management and by the Board of Directors of Weitz Series Fund, Inc. and Weitz Partners, Inc. Weitz has assigned one employee to take the lead on Year 2000 issues and is also working with a consulting firm to assist in the remediation of hardware and software systems. Regular reports are made to the Board of Directors. Weitz has agreed to commit the resources necessary to address the Year 2000 issue.

      Weitz's local area network is comprised of a single file server, two application servers, and individual workstations with desktop machines, related peripherals and software developed by third parties. Such software is a combination of off-the-shelf applications and accounting or industry specific applications developed by third party vendors. Weitz has no internally developed or modified software applications. Due to the recent growth of the Weitz Funds, Weitz has replaced or expanded the majority of its network. These changes have all been effected with Year 2000 compliance issues in mind. Weitz has been in communication with critical third party service providers who have provided assurances to us that they are either Year 2000 compliant or are in the final stages of testing. As Weitz investigates certain possible changes in third party service providers, we intend to make Year 2000 inquiries and obtain assurances about the Year 2000 readiness of such providers.

      With respect to the companies in which the Weitz Funds invest, Weitz intends to review the disclosure included in regular filings with the Securities and Exchange Commission for certain of those companies in which the funds have a significant investment. In addition, Weitz receives and will continue to receive Y2K readiness information from securities analysts and from certain of the issuing companies themselves. Such information is reviewed as it becomes available. Weitz and the Weitz Funds have no reason to believe that these steps will not be sufficient to avoid any material adverse impact on the Funds, although there can be no assurance of this.

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholders
Weitz Series Fund, Inc. -- Fixed Income and Government Money Market Portfolios:

          We have audited the accompanying statements of assets and liabilities of Weitz Series Fund, Inc., -- Fixed Income and Government Money Market Portfolios, including the schedules of investments in securities, as of March 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for all years prior to April 1, 1996, were audited by other auditors whose report, dated April 17, 1996, expressed an unqualified opinion on those financial highlights.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weitz Series Fund, Inc. -- Fixed Income and Government Money Market Portfolios as of March 31, 1999, and the results of their operations, changes in their net assets, and financial highlights for the periods indicated above in conformity with generally accepted accounting principles.

                                          /s/ McGladrey & Pullen, LLP
New York, New York
April 15, 1999

--------------------------------------------------------------------------------
      WEITZ SERIES FUND, INC.

BOARD OF DIRECTORS
  Lorraine Chang
  John W. Hancock
  Richard D. Holland
  Thomas R. Pansing, Jr.
  Delmer L. Toebben
  Wallace R. Weitz

OFFICERS
  Wallace R. Weitz, President
  Mary K. Beerling, Vice-President & Secretary
  Linda L. Lawson, Vice-President
  Richard F. Lawson, Vice-President

INVESTMENT ADVISER
  Wallace R. Weitz & Company

DISTRIBUTOR
  Weitz Securities, Inc.

CUSTODIAN
  Norwest Bank Minnesota, N.A.

TRANSFER AGENT AND DIVIDEND PAYING AGENT
  Wallace R. Weitz & Company

This report has been prepared for the information of shareholders of Weitz Series Fund, Inc. -- Fixed Income and Government Money Market Portfolios. For more detailed information about the Funds, their investment objectives, management, fees and expenses, please see a current prospectus. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.